Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 17, 2020	Aug. 14, 2020	Aug. 07, 2020	May 28, 2019	Jan. 29, 2018	Aug. 31, 2014
Revolving credit facility
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 85.0	$ 85.0	$ 85.0
Subsequent Event [Member] | Revolving credit facility
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 85.0
Proceeds from Lines of Credit			$ 6.6
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.546875
Distribution Made to Limited Partner, Cash Distributions Paid	$ 3.7
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.44
Distribution Made to Limited Partner, Cash Distributions Paid		$ 15.0